Shareholder Report, Holdings (Details)	May 31, 2025
C000258541 | 410120109 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000258541 | 459044103 | International Bancshares Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000258541 | 222795502 | Cousins Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000258541 | 59100U108 | Pathward Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000258541 | 861896108 | StoneX Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258541 | 67103X102 | OFG Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000258541 | 96467A200 | Whitecap Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258541 | 149150104 | Cathay General Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258541 | G8232Y101 | Penguin Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000258541 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000258541 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000258541 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000258541 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000258541 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000258541 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000258541 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000258541 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000258541 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000258541 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000258541 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000258542 | 410120109 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000258542 | 459044103 | International Bancshares Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000258542 | 222795502 | Cousins Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000258542 | 59100U108 | Pathward Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000258542 | 861896108 | StoneX Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258542 | 67103X102 | OFG Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000258542 | 96467A200 | Whitecap Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258542 | 149150104 | Cathay General Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258542 | G8232Y101 | Penguin Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000258542 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000258542 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000258542 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000258542 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000258542 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000258542 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000258542 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000258542 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000258542 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000258542 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000258542 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000222264 | H1467J104 | Chubb Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222264 | G3223R108 | Everest Re Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222264 | B3DF0Y6 | KB Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222264 | G0403H108 | Aon PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222264 | 6821506 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222264 | B28DTJ6 | Bureau Veritas SA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222264 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222264 | BN7SWP6 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222264 | 5671735 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222264 | 6865504 | Suzuki Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222264 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222264 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222264 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222264 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222264 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222264 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222264 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222264 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222264 | India
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222264 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222264 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222264 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222264 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222264 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222264 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222264 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000222264 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000222264 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000222264 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000222264 | France
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000222264 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000222264 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222264 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000222264 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000222264 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222264 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222264 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222264 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000222264 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000222264 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000222264 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222264 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000224843 | 3136G4Q71 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224843 | 91282CMZ1 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224843 | 912810UJ5 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224843 | 912810SC3 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224843 | 912810UE6 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224843 | 91282CMW8 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224843 | 36179WQB7 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224843 | 91282CNA5 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224843 | 3140FXKG6 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224843 | 91282CNC1 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224843 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224843 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224843 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224843 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000224843 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224843 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224843 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000224843 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224843 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224843 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000224843 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224843 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224843 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224843 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000224843 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000224843 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000224843 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000205678 | 465741106 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205678 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205678 | 144285103 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205678 | 00737L103 | Adtalem Global Education, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205678 | 74164F103 | Primoris Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205678 | 85208M102 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205678 | 05465C100 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205678 | 65290E101 | NEXTracker, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205678 | 736508847 | Portland General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205678 | 830879102 | SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205678 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205678 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000205678 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000205678 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205678 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000205678 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205678 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000205678 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000205678 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000205678 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000205678 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205678 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000205678 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205677 | 465741106 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205677 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205677 | 144285103 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205677 | 00737L103 | Adtalem Global Education, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205677 | 74164F103 | Primoris Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205677 | 85208M102 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205677 | 05465C100 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205677 | 65290E101 | NEXTracker, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205677 | 736508847 | Portland General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205677 | 830879102 | SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205677 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000205677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000205677 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205677 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000205677 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000205677 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000205677 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000205677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000205677 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000205677 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250358 | 31846V328 | First American Treasury Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250358 | 843878307 | Southern States Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250358 | 228903100 | CryoLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250358 | 896215209 | TriMas Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250358 | 66405S100 | Northeast Bank
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250358 | 163086101 | Chefs' Warehouse, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250358 | 88422P109 | Third Coast Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250358 | 139737100 | Capital Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250358 | 913915104 | Universal Technical Institute, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250358 | 75704L104 | Red Violet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250358 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250358 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000250358 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250358 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000250358 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000250358 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000250358 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000250358 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000250358 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000250358 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250358 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250358 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222265 | United States Treasury Note/Bond, 3.875, 2030-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222265 | United States Treasury Note/Bond, 4.75, 2045-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222265 | United States Treasury Note/Bond, 3.125, 2048-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222265 | United States Treasury Note/Bond, 4.5, 2054-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222265 | United States Treasury Note/Bond, 3.75, 2028-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222265 | United States Treasury Note/Bond, 4, 2032-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222265 | United States Treasury Note/Bond, 4.25, 2035-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222265 | Fannie Mae Pool, 5, 2052-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222265 | Ginnie Mae II Pool, 2, 2051-03-20
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222265 | United States Treasury Note, 3.75, 2028-12-31
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222265 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222265 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222265 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222265 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222265 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222265 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222265 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222265 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222265 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000222265 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222265 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222265 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222265 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000222265 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222265 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000222265 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222266 | United States Treasury Note/Bond, 3.875, 2030-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222266 | United States Treasury Note/Bond, 4.75, 2045-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222266 | United States Treasury Note/Bond, 3.125, 2048-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222266 | United States Treasury Note/Bond, 4.5, 2054-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222266 | United States Treasury Note/Bond, 3.75, 2028-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222266 | United States Treasury Note/Bond, 4, 2032-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222266 | United States Treasury Note/Bond, 4.25, 2035-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222266 | Fannie Mae Pool, 5, 2052-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222266 | Ginnie Mae II Pool, 2, 2051-03-20
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222266 | United States Treasury Note, 3.75, 2028-12-31
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222266 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222266 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222266 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222266 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222266 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222266 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222266 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222266 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222266 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000222266 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222266 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222266 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222266 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000222266 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222266 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000222266 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205681 | 66263L767 | North Square Altrinsic International Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000205681 | 66263L825 | North Square Dynamic Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000205681 | 301471108 | North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000205681 | 66263L759 | North Square McKee Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000205681 | 921908844 | Vanguard® Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000205681 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000205681 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000205681 | 66263L775 | North Square Select Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000205681 | 46137V431 | Invesco® S&P 500® GARP ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000205681 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205681 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205681 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000205681 | Equity
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000205683 | 66263L767 | North Square Altrinsic International Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000205683 | 66263L825 | North Square Dynamic Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000205683 | 301471108 | North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000205683 | 66263L759 | North Square McKee Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000205683 | 921908844 | Vanguard® Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000205683 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000205683 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000205683 | 66263L775 | North Square Select Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000205683 | 46137V431 | Invesco® S&P 500® GARP ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000205683 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205683 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205683 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000205683 | Equity
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000205685 | Charles Schwab Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205685 | First American Treasury Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205685 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205685 | Capital One Financial Corp
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205685 | Vistra Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205685 | Truist Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205685 | NextEra Energy Capital Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205685 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205685 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205685 | CMS Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205685 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205685 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000205685 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000205685 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000205685 | Financials
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000205685 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000205685 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000255877 | Wells Fargo & Co., 7.625, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255877 | Huntington Bancshares Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255877 | Goldman Sachs Group, Inc. (The), 7.5, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255877 | Citigroup, Inc., 7.625, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255877 | JPMorgan Chase & Co., 6.875, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255877 | Morgan Stanley, 7.721, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255877 | Bank of America Corp., 6.3, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255877 | BP Capital Markets PLC, 6.45, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255877 | PNC Financial Services Group, Inc. (The), 6.25, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255877 | Capital One Financial Corp, 6.125, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255877 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000255877 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000255877 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000255877 | Financials
Holdings [Line Items]
Percent of Net Asset Value	82.90%
C000255877 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217840 | 896215209 | TriMas Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217840 | 077347300 | Bel Fuse, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000217840 | 477839104 | JBT Marel Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217840 | 65406E102 | Nicolet Bankshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217840 | 71377A103 | Performance Food Group Co.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000217840 | 48238T109 | Openlane, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217840 | 52472M101 | Legacy Housing Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217840 | 233912104 | Daily Journal Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217840 | 320817109 | First Merchants Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217840 | 724479100 | Pitney Bowes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217840 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000217840 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217840 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000217840 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217840 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000217840 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000217840 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000217840 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000217840 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205671 | 31846V328 | First American Treasury Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205671 | 66263L825 | North Square Dynamic Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000205671 | 66263L775 | North Square Select Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000205671 | 66263L593 | North Square Kennedy MicroCap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000205671 | 464287655 | iShares® Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205671 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205671 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205671 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000205673 | 31846V328 | First American Treasury Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205673 | 66263L825 | North Square Dynamic Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000205673 | 66263L775 | North Square Select Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000205673 | 66263L593 | North Square Kennedy MicroCap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000205673 | 464287655 | iShares® Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205673 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205673 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205673 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000217841 | Capital One Financial Corp, 6.125, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217841 | Fannie Mae Pool, 4, 2055-01-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217841 | Charles Schwab Corp. (The), 5.375, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217841 | Freddie Mac Pool, 2, 2052-02-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217841 | Freddie Mac Pool, 6.5, 2053-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217841 | Bank of America Corp., 5.875, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217841 | MetLife, Inc., 3.85, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217841 | CyrusOne Data Centers Issuer I LLC, 4.5, 2029-05-20
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217841 | HSBC Holdings PLC, 7.05, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217841 | Ginnie Mae II Pool, 2.5, 2053-02-20
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217841 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217841 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217841 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000217841 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000217841 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217841 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217841 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000217841 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000217841 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217841 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217841 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000217841 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217841 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000217841 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000217841 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000217841 | Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000217842 | Capital One Financial Corp, 6.125, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217842 | Fannie Mae Pool, 4, 2055-01-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217842 | Charles Schwab Corp. (The), 5.375, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217842 | Freddie Mac Pool, 2, 2052-02-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217842 | Freddie Mac Pool, 6.5, 2053-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217842 | Bank of America Corp., 5.875, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217842 | MetLife, Inc., 3.85, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217842 | CyrusOne Data Centers Issuer I LLC, 4.5, 2029-05-20
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217842 | HSBC Holdings PLC, 7.05, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217842 | Ginnie Mae II Pool, 2.5, 2053-02-20
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217842 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217842 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000217842 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000217842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217842 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217842 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000217842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000217842 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217842 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217842 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000217842 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217842 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000217842 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000217842 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000217842 | Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224841 | 31846V328 | First American Treasury Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000224841 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000224841 | 78462F103 | SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000224841 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000224841 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000224840 | 31846V328 | First American Treasury Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000224840 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000224840 | 78462F103 | SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000224840 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000224840 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000224839 | 31846V328 | First American Treasury Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000224839 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000224839 | 78462F103 | SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000224839 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000224839 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000224838 | 31846V328 | First American Treasury Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000224838 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000224838 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000224838 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000224838 | 78462F103 | SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000224838 | 464288661 | iShares® 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000224838 | 464286608 | iShares® MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000224838 | 81369Y605 | Financial Select Sector SPDR® Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000224838 | 92189F106 | VanEck Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224838 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000224838 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000224836 | 31846V328 | First American Treasury Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000224836 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000224836 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000224836 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000224836 | 78462F103 | SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000224836 | 464288661 | iShares® 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000224836 | 464286608 | iShares® MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000224836 | 81369Y605 | Financial Select Sector SPDR® Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000224836 | 92189F106 | VanEck Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224836 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000224836 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000224837 | 31846V328 | First American Treasury Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000224837 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000224837 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000224837 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000224837 | 78462F103 | SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000224837 | 464288661 | iShares® 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000224837 | 464286608 | iShares® MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000224837 | 81369Y605 | Financial Select Sector SPDR® Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000224837 | 92189F106 | VanEck Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224837 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000224837 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	83.60%